Convertible Preferred shares, shareholders' (Deficit) and Equity incentive Plan (Details 5) - shares	Dec. 31, 2021	Dec. 31, 2020
Convertible Preferred Shares, Shareholders’ Deficit And Equity Incentive Plan [Abstract]
Conversion of convertible preferred shares	0	97,260,600
Outstanding share options	10,132,154	12,418,350
Unvested RSU’s	443,018	0
Remaining shares available for future issuance under the 2021 Plan	2,749,064	3,470,250
Total shares of ordinary shares reserved	13,324,236	113,149,200